Revenue - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Revenue recognized from performance obligations partially satisfied in prior periods	$ 131,400,000	$ 145,700,000
Unsatisfied performance obligations, amount	6,900,000,000
Contract assets	178,800,000	172,400,000
Contract with customer, liability, revenue recognized	705,300,000	513,600,000
Capitalized contract cost impairment	$ 0	$ 0
Customer Concentration Risk | Two Largest Customers | Accounts Receivable and Unbilled Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%